Inventories (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Raw materials and components	$ 1,082,706	$ 1,073,034	$ 945,763
Work in process	1,345,638	1,235,029	1,677,605
Finished goods	334,622	163,228	471,935
Inventory reserves	(220,595)	(220,654)	(256,512)
Inventory, Net	$ 2,542,371	$ 2,250,637	$ 2,838,791